Leases - Summary of the changes in operating lease assets (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021		Dec. 31, 2020
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance	₩ 3,989,697		₩ 4,083,328
Disposals	(34,103)		(166,151)
Depreciation	(493,335)	[1]	(475,506)
Ending balance	4,046,164		3,989,697
Property Plant And Equipment By Operating Lease Status
Disclosure of Detailed Information About Changes in Operating Lease Assets Explanatory [Line Items]
Beginning balance	1,014,300		549,741
Acquisitions	691,192		681,607
Disposals	(54,721)		(54,042)
Depreciation	(257,033)		(163,006)
Ending balance	₩ 1,393,738		₩ 1,014,300

[1]	Included in general administrative expense and other operating income(loss) of the consolidated statements of comprehensive income.